OIL AND GAS LEASES (Narrative) (Details) (USD $)	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Farmout agreement [Member] acre	Dec. 31, 2012 Farmout agreement [Member]	May 31, 2012 Pacific agreement [Member] acre	Mar. 31, 2013 Pacific agreement [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Gross acres of land acquired in asset purchase		5,366		4,783
Net revenue interest				80.00%
Net acres of land acquired in asset purchase		4,887		3,827
Total cost to acquire asset		$ 478,200		$ 325,000
Cash paid to acquire asset		303,000		175,000
Convertible promissory note		175,000		150,000
Common stock issued for purchase of farmout, value		200
Common stock issued for purchase of farmout, shares		2,000,000
Interest rate				8.00%
Due date				May 30, 2013
Conversion rate amount per share				$ 1.00
Development costs	$ 213,555		$ 198,500		$ 50,000